Series Portfolios Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

July 10, 2020

VIA EDGAR TRANSMISSION

Ms. Rebecca Marquigny
United States Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington D.C. 20549

Re:	Series Portfolios Trust (the “Trust”)
File Nos. 333-206240 and 811-23084
Kayne Anderson Renewable Infrastructure Fund S000068511

Dear Ms. Marquigny:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Kayne Anderson Renewable Infrastructure Fund (the “Fund”), is Post-Effective Amendment No. 99 and Amendment No. 102 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). PEA No. 71 was filed pursuant to Rule 485(a) under the 1933 Act on Form N‑1A on February 14, 2020, for the purpose of registering the Fund as a new series of the Trust. The Securities and Exchange Commission’s (the “SEC”) Division of Investment Management staff (the “Staff”) last provided a full review of the Trust's registration statement relating to the Fund on March 30, 2020.

The Trust respectfully requests, pursuant to Rule 461 under the 1933 Act, that the registration statement filed herewith be accelerated to become effective no later than July 17, 2020.

Pursuant to Rule 461(a) under the 1933 Act, attached is a separate letter from Quasar Distributors, LLC, the Trust’s principal underwriter, requesting that effectiveness of the registration statement filed herewith be accelerated to July 17, 2020, or as soon as practicable thereafter.

Please direct any inquiries regarding this filing to the undersigned at (414) 765‑6115.

Very truly yours,

/s/ Adam W. Smith
Adam W. Smith, Secretary
Series Portfolios Trust

CC:    Marco Adelfio, Goodwin Procter LLP
Michael O’Neil, Kayne Anderson Capital Advisors, L.P.

QUASAR DISTRIBUTORS, LLC

July 10, 2020

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Series Portfolios Trust (the “Trust”)
Securities Act Registration No: 333-206240
Investment Company Act Registration No: 811-23084
Kayne Anderson Renewable Infrastructure Fund S000068511

Dear Sir or Madam:

REQUEST FOR ACCELERATION. As the principal underwriter of the Kayne Anderson Renewable Infrastructure Fund (the “Fund”), a series of the Trust, and pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the Securities Act of 1933, as amended, we request that effectiveness of the Registration Statement that is filed herewith on Form N-1A on behalf of the Fund on July 10, 2020, be accelerated to July 17, 2020, or as soon as practicable thereafter.

Very truly yours,
Quasar Distributors, LLC

/s/ Teresa Cowan, Vice President
Teresa Cowan, Vice President
Quasar Distributors, LLC
111 E. Kilbourn Ave., Suite 2200
Milwaukee, WI 53202